As filed with the U.S. Securities and Exchange Commission on July 9, 2021

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08348

LORD ASSET MANAGEMENT TRUST

(Exact name of registrant as specified in charter)

425 South Financial Place

Chicago, Illinois 60605-1028

(Address of principal executive offices) (Zip code)

Douglas M. Jackman

Thomas White International, Ltd.

425 South Financial Place

Chicago, Illinois 60605-1028

(Name and address of agent for service)

(312) 663-8300

Registrant’s telephone number, including area code

Date of fiscal year end: 10/31

Date of reporting period: 11/01/2020 – 04/30/2021

Item 1. Reports to Stockholders.

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT

APRIL 30, 2021

INTERNATIONAL FUND

AMERICAN OPPORTUNITIES FUND

Past performance is not a guarantee of future results.

This report is for the information of shareholders of the Thomas White Funds, but may also be used as sales literature when preceded or accompanied by a current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds.

Mutual fund investing involves risk. Principal loss is possible. Investing in international markets may involve additional risks such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. These risks are greater for emerging markets. Investing in small and mid-cap companies can involve more risk than investing in larger companies.

The Thomas White Funds are distributed by Quasar Distributors, LLC.

It is not possible to invest directly in an index.

An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to a Fund. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests and may lead to losses on your investment in a Fund.

While there are no sales charges, management fees and other expenses still apply. Please refer to the prospectus for further details.

www.thomaswhitefunds.com	1

THOMAS WHITE INTERNATIONAL FUND

(Unaudited)	Sales Charge	Deferred Sales Charge	Administrative Services Fee	12b-1 Fees	Gross Operating Expenses[1]	Net Operating Expenses[1]
Investor Class	None	None	Up to 0.25%	None	1.64%	1.24%
Class I	None	None	None	None	1.47%	0.99%

1 Thomas White International, Ltd. (“Advisor”) has agreed to defer its fees and/or reimburse the Fund to the extent that the operating expenses for Investor Class and Class I shares exceed (as a percentage of average daily net assets) 1.24% and 0.99%, respectively. The fee deferral/expense reimbursement agreement expires February 28, 2022. The Fund has agreed to repay the Advisor for amounts deferred or reimbursed by the Advisor pursuant to the agreement provided that such repayment does not cause the Fund to exceed the above limits and the repayment is made within three years after the year in which the Advisor incurred the expense. The fee deferral/expense reimbursement agreement may only be amended or terminated by the Fund’s Board of Trustees. The net expense ratio is applicable to investors.

	Net Asset Value per Share (NAV)	Net Assets	Redemption Fee*	Portfolio Turnover
Investor Class	$18.10	$20.6 million	2.00%	27%
Class I	$18.07	$70.5 million	2.00%

* On shares purchased and held for less than 60 days (as a percentage of amount redeemed, if applicable).

2	www.thomaswhitefunds.com

APRIL 30, 2021

Total Returns as of April 30, 2021 (Unaudited)
			Annualized
	Sales Charge	1 Yr	5 Yrs	10 Yrs

Investor Class shares (TWWDX)	None	46.89%	8.40%	3.46%

Class I shares[1] (TWWIX)	None	47.27%	8.65%	3.69%

MSCI All Country World ex US Index[2]	N/A	42.98%	9.83%	4.73%

1 Performance figures for Class I shares, first offered on August 31, 2012, include the historical performance of Investor Class shares through August 30, 2012.

2 The MSCI All Country World ex US Index is a free float-adjusted market capitalization-weighted index of both developed and emerging markets. The index is unmanaged and returns assume the reinvestment of dividends. It is not possible to invest directly in an index.

Returns of each share class reflect differences in expenses applicable to each class which are primarily differences in service fees.

The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impacts of trades executed on the last business day of the period that were recorded on the first business day of the next period.

Performance data is based upon past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Please call 1-800-811-0535 to obtain performance data as of the most recent month-end. The Fund imposes a 2% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee. If reflected, total returns would be lower. Investment performance reflects any fee waivers that were in effect. In the absence of such waivers, total return would have been reduced.

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THOMAS WHITE INTERNATIONAL FUND

Portfolio Country and Industry Allocation as of April 30, 2021 (Unaudited)

Country Allocation	% of Total Net Assets
Australia	4.1%

Austria	0.6%

Brazil	3.8%

Canada	5.6%

China	13.6%

France	5.6%

Germany	6.8%

Hong Kong	2.9%

India	1.8%

Ireland	1.6%

Italy	3.1%

Japan	13.6%

Mexico	0.6%

Netherlands	5.1%

Russia	2.7%

Singapore	1.4%

South Korea	7.2%

Spain	0.7%

Sweden	0.5%

Switzerland	5.4%

Taiwan	3.5%

United Kingdom	7.5%

Cash & Other	2.3%

Total	100.0%

Industry Allocation	% of Total Net Assets
Automobiles & Components	5.0%

Banks	10.4%

Capital Goods	8.0%

Commercial & Professional Services	1.7%

Consumer Durables & Apparel	2.9%

Consumer Services	0.9%

Diversified Financials	4.2%

Energy	3.3%

Food, Beverage & Tobacco	5.5%

Health Care Equipment & Services	3.7%

Household & Personal Products	0.8%

Insurance	4.5%

Materials	9.4%

Media & Entertainment	4.7%

Pharmaceuticals, Biotechnology & Life Sciences	5.3%

Real Estate	0.6%

Real Estate Investment Trusts (REITs)	0.7%

Retailing	4.5%

Semiconductors & Semiconductor Equipment	5.0%

Software & Services	4.1%

Technology Hardware & Equipment	5.6%

Telecommunication Services	2.1%

Transportation	2.4%

Utilities	2.4%

Cash & Other	2.3%

Total	100.0%

Fund holdings and industry allocations are subject to change and should not be considered a recommendation to buy or sell any securities. For a complete list of Fund holdings, please refer to the Investment Portfolio section of this report.

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Investment Portfolio (Unaudited)	April 30, 2021

Country	Issue	Industry	Shares	Value (US$)

	COMMON STOCKS (94.8%)

	AUSTRALIA (4.1%)
	Aristocrat Leisure Limited +	Consumer Services	28,800	$825,904
	BHP Billiton Ltd +	Materials	27,200	988,728
	Commonwealth Bank of Australia +	Banks	11,700	803,588
	CSL Limited +	Pharmaceuticals, Biotechnology & Life Sciences	5,250	1,094,488

				3,712,708

	AUSTRIA (0.6%)
	ANDRITZ AG +	Capital Goods	9,150	497,127

	BRAZIL (2.9%)
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	Utilities	65,600	516,148
	JBS SA	Food, Beverage & Tobacco	96,200	534,833
	Petroleo Brasileiro SA - ADR	Energy	85,500	725,040
	Suzano SA *	Materials	70,300	892,331

				2,668,352

	CANADA (5.6%)
	Algonquin Power & Utilities Corp.	Utilities	43,800	706,630
	Brookfield Asset Management, Inc.- Class A	Diversified Financials	22,900	1,043,882
	Canadian National Railway Company	Transportation	6,700	721,320
	Open Text Corporation	Software & Services	23,300	1,097,184
	Royal Bank of Canada	Banks	7,200	687,168
	Shopify, Inc. - Class A *	Software & Services	700	826,286

				5,082,470

	CHINA (13.6%)
	Alibaba Group Holding Ltd. - ADR *	Retailing	10,700	2,471,165
	Anhui Conch Cement Company Limited - H Shares +	Materials	70,500	421,272
	Baidu, Inc. - Class A *	Media & Entertainment	34,000	900,801
	China Merchants Port Holdings Co Ltd. +	Transportation	432,000	690,558
	China Resources Land Ltd. + #	Real Estate	110,000	515,636
	COSCO SHIPPING Holdings Co Ltd. - H Shares* +	Transportation	414,000	736,043
	JD.com, Inc. - ADR *	Retailing	10,400	804,544
	Kweichow Moutai Co., Ltd. - A Shares +	Food, Beverage & Tobacco	1,400	433,329
	Meituan - Class B * +	Retailing	21,900	833,840
	Ping An Insurance (Group) Company of China Limited - H Shares +	Insurance	86,000	939,633
	Sunny Optical Technology Group Co Ltd. +	Technology Hardware & Equipment	25,500	615,312
	Tencent Holdings Limited +	Media & Entertainment	29,900	2,391,195

The accompanying notes are an integral part of these financial statements.

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Thomas White International Fund

Country	Issue	Industry	Shares	Value (US$)

	CHINA (CONT.)
	Wuxi Biologics Cayman, Inc. * +	Pharmaceuticals, Biotechnology & Life Sciences	42,500	$596,139

				12,349,467

	FRANCE (5.6%)
	Air Liquide SA +	Materials	4,700	791,627
	BNP Paribas SA +	Banks	14,900	956,729
	Danone +	Food, Beverage & Tobacco	8,200	577,899
	Eiffage +	Capital Goods	8,800	963,740
	L’Oreal +	Household & Personal Products	1,725	708,444
	LVMH Moet Hennessy Louis Vuitton SE +	Consumer Durables & Apparel	1,425	1,072,532

				5,070,971

	GERMANY (5.5%)
	Adidas AG +	Consumer Durables & Apparel	1,450	447,766
	Daimler AG +	Automobiles & Components	13,100	1,165,914
	Deutsche Boerse AG +	Diversified Financials	5,000	862,884
	Deutsche Telekom AG +	Telecommunication Services	40,700	783,921
	Muenchener Rueckversicherungs-Gesellschaft AG +	Insurance	2,200	636,321
	SAP SE +	Software & Services	8,100	1,139,370

				5,036,176

	HONG KONG (2.9%)
	AIA Group Limited +	Insurance	32,600	414,423
	Hong Kong Exchanges & Clearing Limited +	Diversified Financials	12,500	755,006
	Techtronic Industries Company Limited +	Capital Goods	81,500	1,474,319

				2,643,748

	INDIA (1.8%)
	HDFC Bank Ltd. - ADR *	Banks	11,900	836,332
	Reliance Industries Ltd. - GDR +	Energy	15,400	832,971

				1,669,303

	IRELAND (1.6%)
	CRH PLC +	Materials	21,390	1,010,756
	DCC Plc +	Capital Goods	5,500	477,183

				1,487,939

	ITALY (3.1%)
	Enel SpA +	Utilities	96,000	956,220
	Intesa Sanpaolo S.p.A. +	Banks	408,300	1,142,164
	Poste Italiane SpA +	Insurance	51,900	681,846

				2,780,230

The accompanying notes are an integral part of these financial statements.

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Investment Portfolio (Unaudited)	April 30, 2021

Country	Issue	Industry	Shares	Value (US$)

JAPAN (13.6%)
	Anritsu Corp. + #	Technology Hardware & Equipment	29,200	$567,991
	Keyence Corp. +	Technology Hardware & Equipment	2,800	1,346,644
	MEIJI Holdings Co., Ltd. +	Food, Beverage & Tobacco	7,000	433,668
	MS&AD Insurance Group Holdings, Inc. +	Insurance	22,900	648,769
	Nidec Corporation +	Capital Goods	7,100	823,007
	Nihon Kohden Corp. +	Health Care Equipment & Services	13,000	393,265
	Nintendo Co., Ltd. +	Media & Entertainment	1,700	973,962
	Nomura Research Institute Ltd. +	Software & Services	22,000	676,001
	Recruit Holdings Co. Ltd. +	Commercial & Professional Services	14,900	673,968
	Shin-Etsu Chemical Co., Ltd. +	Materials	5,500	929,339
	Ship Healthcare Holdings, Inc. +	Health Care Equipment & Services	25,600	669,701
	SMC CORPORATION +	Capital Goods	1,800	1,045,737
	Sony Corp. +	Consumer Durables & Apparel	11,600	1,160,979
	Stanley Electric Co Ltd. +	Automobiles & Components	12,800	366,811
	Sysmex Corporation +	Health Care Equipment & Services	7,500	750,039
	Toyota Industries Corporation +	Automobiles & Components	11,800	945,156

				12,405,037

MEXICO (0.6%)
	America Movil, S.A.B. de C.V.	Telecommunication Services	735,000	514,866

NETHERLANDS (5.1%)
	Airbus SE * +	Capital Goods	7,150	858,714
	ASML Holding N.V. +	Semiconductors & Semiconductor Equipment	2,010	1,308,628
	ING Groep N.V. +	Banks	63,100	806,725
	Koninklijke Philips NV +	Health Care Equipment & Services	16,120	908,347
	NN Group N.V. +	Insurance	15,900	794,849

				4,677,263

RUSSIA (2.7%)
	LUKOIL PJSC - ADR +	Energy	18,400	1,406,479
	Sberbank of Russia PJSC - ADR +	Banks	67,000	1,054,167

				2,460,646

SINGAPORE (0.7%)
	Singapore Exchange Ltd. +	Diversified Financials	78,700	617,078

The accompanying notes are an integral part of these financial statements.

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Thomas White International Fund

Country	Issue	Industry	Shares	Value (US$)

	SOUTH KOREA (7.2%)
	Hyundai Motor Company +	Automobiles & Components	4,650	$881,793
	KB Financial Group Inc. +	Banks	23,130	1,136,473
	Korea Zinc Co Ltd +	Materials	1,650	660,488
	LG Chem Ltd. +	Materials	875	731,197
	Samsung Electronics Co., Ltd. +	Technology Hardware & Equipment	35,150	2,568,492
	SK Telecom Co., Ltd. +	Telecommunication Services	2,200	599,124

				6,577,567

	SPAIN (0.7%)
	Banco Santander S.A. +	Banks	161,000	622,012

	SWEDEN (0.5%)
	Volvo AB - B Shares +	Capital Goods	18,200	446,773

	SWITZERLAND (5.4%)
	Adecco Group AG +	Commercial & Professional Services	13,400	907,172
	Lonza Group AG +	Pharmaceuticals, Biotechnology & Life Sciences	1,050	668,149
	Nestle SA +	Food, Beverage & Tobacco	13,800	1,645,202
	Roche Holding AG +	Pharmaceuticals, Biotechnology & Life Sciences	3,500	1,140,333
	UBS Group AG +	Diversified Financials	39,000	596,517

				4,957,373

TAIWAN (3.5%)
	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	Semiconductors & Semiconductor Equipment	27,600	3,222,024

	UNITED KINGDOM (7.5%)
	Anglo American PLC +	Materials	31,400	1,333,338
	Ashtead Group Plc +	Capital Goods	11,300	725,616
	AstraZeneca Plc +	Pharmaceuticals, Biotechnology & Life Sciences	12,300	1,310,381
	Barclays PLC +	Banks	263,000	637,148
	Diageo Plc +	Food, Beverage & Tobacco	29,900	1,342,231
	Glencore plc +	Materials	192,000	782,041
	Smith & Nephew plc +	Health Care Equipment & Services	30,300	656,983

				6,787,738

	Total Common Stocks	(Cost $59,819,230)		86,286,868

The accompanying notes are an integral part of these financial statements.

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Investment Portfolio (Unaudited)	April 30, 2021

Country	Issue	Industry	Shares	Value (US$)

PREFERRED STOCKS (2.2%)

BRAZIL (0.9%)
	Banco Bradesco SA - ADR (08/03/21, 0.11%) ^	Banks	182,600	$794,310

GERMANY (1.3%)
	Volkswagen AG (07/29/21, 4.86%) ^ +	Automobiles & Components	4,700	1,227,348

Total Preferred Stocks		(Cost $1,504,423)		2,021,658

REITs (0.7%)

SINGAPORE (0.7%)
	Ascendas Real Estate Investment Trust +	Real Estate	279,900	653,428

Total REITs		(Cost $614,600)		653,428

Total Investments	97.7%	(Cost $61,938,253)		$88,961,954
Other Assets, Less Liabilities	2.3%			2,131,513
Total Net Assets:	100.0%			$91,093,467

*	Non-Income Producing Securities

#

All or a portion of securities on loan at April 30, 2021. The market value of the securities loaned was $1,084,711. The loaned securities were secured with non-cash collateral with a value of $1,152,783. The non-cash collateral received consists of short term investments and long term bonds, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

^	Maturity Date and Preferred Dividend Rate of Preferred Stock

+	Fair Valued Security

PLC	- Public Limited Company

ADR	- American Depositary Receipt

GDR	- Global Depositary Receipt

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

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Thomas White International Fund

The following table summarizes the inputs used, as of April 30, 2021, in valuing the International Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks

Australia	$-------	$3,712,708	$-------	$3,712,708

Austria	-------	497,127	-------	497,127

Brazil	2,668,352	-------	-------	2,668,352

Canada	5,082,470	-------	-------	5,082,470

China	4,176,510	8,172,957	-------	12,349,467

France	-------	5,070,971	-------	5,070,971

Germany	-------	5,036,176	-------	5,036,176

Hong Kong	-------	2,643,748	-------	2,643,748

India	836,332	832,971	-------	1,669,303

Ireland	-------	1,487,939	-------	1,487,939

Italy	-------	2,780,230	-------	2,780,230

Japan	-------	12,405,037	-------	12,405,037

Mexico	514,866	-------	-------	514,866

Netherlands	-------	4,677,263	-------	4,677,263

Russia	-------	2,460,646	-------	2,460,646

Singapore	-------	617,078	-------	617,078

South Korea	-------	6,577,567	-------	6,577,567

Spain	-------	622,012	-------	622,012

Sweden	-------	446,773	-------	446,773

Switzerland	-------	4,957,373	-------	4,957,373

Taiwan	3,222,024	-------	-------	3,222,024

United Kingdom	-------	6,787,738	-------	6,787,738
Total Common Stocks	16,500,554	69,786,314	-------	86,286,868
Preferred Stocks

Brazil	794,310	-------	-------	794,310

Germany	-------	1,227,348	-------	1,227,348
Total Preferred Stocks	794,310	1,227,348	-------	2,021,658
REITs

Singapore	-------	653,428	-------	653,428

Total REITs	-------	653,428	-------	653,428
Total Investments	$17,294,864	$71,667,090	$-------	$88,961,954

For more information on valuation inputs, please refer to Note 1(A) of the accompanying Notes to Financial Statements.

The Fund’s assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. There were no transfers into or out of Level 3 during the reporting period, as compared to their classification from the prior annual report.

The accompanying notes are an integral part of these financial statements.

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THOMAS WHITE AMERICAN OPPORTUNITIES FUND

(Unaudited)	Sales Charge	Deferred Sales Charge	Administrative Services Fee	12b-1 Fees	Gross Operating Expenses[1]	Net Operating Expenses[1]
Investor Class	None	None	Up to 0.25%	None	1.68%	1.34%

1 Thomas White International, Ltd. (“Advisor”) has agreed to defer its fees and/or reimburse the Fund to the extent that the operating expenses for Investor Class shares exceed 1.34% of its average daily net assets. The fee deferral/expense reimbursement agreement expires February 28, 2022. The Fund has agreed to repay the Advisor for amounts deferred or reimbursed by the Advisor pursuant to the agreement provided that such repayment does not cause the Fund to exceed the above limits and the repayment is made within three years after the year in which the Advisor incurred the expense. The fee deferral/expense reimbursement agreement may only be amended or terminated by the Fund’s Board of Trustees. The net expense ratio is applicable to investors.

	Net Asset Value per Share (NAV)	Net Assets	Redemption Fee*	Portfolio Turnover
Investor Class	$17.43	$22.8 million	2.00%	12%

* Redemption fee on shares purchased and held for less than 60 days (as a percentage of amount redeemed, if applicable).

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THOMAS WHITE AMERICAN OPPORTUNITIES FUND

Total Returns as of April 30, 2021 (Unaudited)
			Annualized
	Sales Charge	1 Yr	5 Yrs	10 Yrs

Investor Class shares (TWAOX)	None	52.79%	12.58%	10.54%

Russell Midcap Total Return Index[1]	N/A	59.57%	15.58%	12.69%

Russell Midcap Value Total Return Index[1]	N/A	60.70%	12.18%	11.31%

1 The Russell Midcap Total Return Index measures the performance of the 800 smallest companies in the Russell 1000 Index. These represent approximately 31% of the total market capitalization of the Russell 1000 Index. The Russell Midcap Value Total Return Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. Both indices are unmanaged and returns assume the reinvestment of dividends. It is not possible to invest directly in an index.

The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impacts of trades executed on the last business day of the period that were recorded on the first business day of the next period.

Performance data is based upon past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Please call 1-800-811-0535 to obtain performance data as of the most recent month-end. The Fund imposes a 2% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee. If reflected, total returns would be lower. Investment performance reflects any fee waivers that were in effect. In the absence of such waivers, total return would have been reduced.

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APRIL 30, 2021

Portfolio Industry Allocation and Market Capitalization as of April 30, 2021 (Unaudited)

Industry Allocation	% of Total Net Assets
Automobiles & Components	0.8%

Banks	3.9%

Capital Goods	11.1%

Commercial & Professional Services	3.7%

Consumer Durables & Apparel	2.8%

Consumer Services	4.3%

Diversified Financials	3.6%

Energy	2.7%

Food, Beverage & Tobacco	1.4%

Health Care Equipment & Services	8.9%

Household & Personal Products	1.2%

Insurance	3.9%

Materials	7.0%

Media & Entertainment	2.8%

Pharmaceuticals, Biotechnology & Life Sciences	3.8%

Real Estate Investment Trusts (REITs)	6.0%

Retailing	3.7%

Semiconductors & Semiconductor Equipment	5.7%

Software & Services	9.8%

Technology Hardware & Equipment	3.1%

Transportation	4.0%

Utilities	4.8%

Cash & Other	1.0%

Total	100.0%

Portfolio Market Cap Mix	% of Total Net Assets
Large Cap (over $34.7 billion)	30.8%

Mid Cap ($2.5-$34.7 billion)	68.2%

Cash & Other	1.0%

Total	100.0%

Fund holdings and industry allocations are subject to change and should not be considered a recommendation to buy or sell any securities. For a complete list of Fund holdings, please refer to the Investment Portfolio section of this report.

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Thomas White American Opportunities Fund

Industry	Issue	Shares	Value

	COMMON STOCKS (93.0%)

	AUTOMOBILES & COMPONENTS (0.8%)
	Ford Motor Co. *	15,700	$181,178

	BANKS (3.9%)
	Citizens Financial Group, Inc.	9,200	425,776
	Regions Financial Corporation	20,990	457,582

			883,358

	CAPITAL GOODS (11.1%)
	Carlisle Companies Incorporated	1,320	252,978
	Cummins Inc.	1,040	262,121
	Huntington Ingalls Industries, Inc.	875	185,780
	The Middleby Corporation *	1,300	235,716
	Otis Worldwide Corp.	2,170	168,978
	Parker-Hannifin Corporation	990	310,672
	Sensata Technologies Holding * ^	2,770	159,940
	Snap-on Incorporated	1,680	399,168
	Trane Technologies PLC ^	1,900	330,277
	W.W. Grainger, Inc.	520	225,441

			2,531,071

	COMMERCIAL & PROFESSIONAL SERVICES (3.7%)
	Booz Allen Hamilton Holding Corp.	1,275	105,761
	IHS Markit Ltd. ^	2,480	266,799
	Republic Services, Inc.	2,290	243,427
	TransUnion	2,290	239,511

			855,498

	CONSUMER DURABLES & APPAREL (2.8%)
	Brunswick Corporation	2,985	319,783
	Lennar Corporation - Class A	3,150	326,340

			646,123

	CONSUMER SERVICES (4.3%)
	Aramark	4,567	177,519
	Darden Restaurants, Inc.	1,300	190,736
	Marriott International Inc. - Class A *	1,210	179,709
	Service Corporation International	3,440	183,834
	Vail Resorts, Inc. *	740	240,618

			972,416

	DIVERSIFIED FINANCIALS (3.6%)
	Ameriprise Financial, Inc.	1,380	356,592
	State Street Corp.	2,350	197,283
	Voya Financial, Inc.	4,110	278,740

			832,615

	ENERGY (2.7%)
	Diamondback Energy Inc.	4,460	364,516
	Pioneer Natural Resources Co.	1,570	241,513

			606,029

The accompanying notes are an integral part of these financial statements.

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Investment Portfolio (Unaudited)	April 30, 2021

Industry	Issue	Shares	Value

	FOOD, BEVERAGE & TOBACCO (1.4%)
	The Hershey Company	1,900	$ 312,170

	HEALTH CARE EQUIPMENT & SERVICES (8.9%)
	Boston Scientific Corporation *	5,180	225,848
	Centene Corporation *	3,899	240,724
	The Cooper Companies, Inc.	440	180,791
	Hill-Rom Holdings, Inc.	1,980	218,236
	Laboratory Corporation of America Holdings *	1,205	320,373
	Molina Healthcare, Inc. *	740	188,774
	STERIS PLC ^	835	176,202
	Teleflex, Inc.	390	164,767
	Zimmer Biomet Holdings, Inc.	1,810	320,660

			2,036,375

	HOUSEHOLD & PERSONAL PRODUCTS (1.2%)
	Church & Dwight Co, Inc.	3,200	274,368

INSURANCE (3.9%)
	Arch Capital Group Ltd. * ^	4,500	178,695
	Assurant, Inc.	1,810	281,636
	Everest Re Group, Ltd. ^	690	191,096
	The Hartford Financial Services Group, Inc.	3,540	233,498

			884,925

MATERIALS (7.0%)
	Ball Corporation	2,940	275,301
	Corteva, Inc.	5,430	264,767
	Martin Marietta Materials, Inc.	1,130	399,026
	PPG Industries, Inc.	1,710	292,820
	Steel Dynamics, Inc.	6,880	373,034

			1,604,948

	MEDIA & ENTERTAINMENT (2.8%)
	Altice USA, Inc. - Class A *	4,500	163,395
	Match Group, Inc. *	1,810	281,690
	Twitter, Inc. *	3,410	188,300

			633,385

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (3.8%)
	Agilent Technologies, Inc.	2,970	396,911
	Alexion Pharmaceuticals, Inc. *	850	143,378
	Charles River Laboratories International, Inc. *	965	320,814

			861,103

RETAILING (3.7%)
	AutoZone, Inc. *	254	371,886
	Ross Stores, Inc.	3,540	463,528

			835,414

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.7%)
	Analog Devices, Inc.	1,590	243,524
	KLA Corporation	1,210	381,573
	Lam Research Corporation	790	490,156

The accompanying notes are an integral part of these financial statements.

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Thomas White American Opportunities Fund

Industry	Issue	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
	Qorvo, Inc. *	950	$ 178,762

			1,294,015

SOFTWARE & SERVICES (9.8%)
	Akamai Technologies, Inc. *	1,320	143,484
	ANSYS, Inc. *	450	164,547
	Cadence Design Systems, Inc. *	2,285	301,094
	EPAM Systems, Inc. *	350	160,213
	FleetCor Technologies Inc. *	830	238,808
	Fortinet, Inc. *	2,030	414,587
	Global Payments Inc.	2,005	430,333
	Synopsys, Inc. *	1,520	375,531

			2,228,597

TECHNOLOGY HARDWARE & EQUIPMENT (3.1%)
	Arista Networks Inc. *	1,080	340,384
	Keysight Technologies, Inc. *	1,250	180,437
	Motorola Solutions, Inc.	940	177,002

			697,823

TRANSPORTATION (4.0%)
	Kansas City Southern	1,040	303,899
	Old Dominion Freight Line, Inc.	1,195	308,083
	XPO Logistics, Inc. *	2,210	307,455

			919,437

UTILITIES (4.8%)
	Alliant Energy Corporation	3,770	211,761
	Ameren Corporation	3,220	273,185
	CMS Energy Corporation	3,590	231,160
	DTE Energy Company	950	133,019
	Xcel Energy, Inc.	3,420	243,846

			1,092,971

Total Common Stocks		(Cost $12,246,841)	21,183,819

REAL ESTATE INVESTMENT TRUSTS (REITs) (6.0%)

REAL ESTATE (6.0%)
	AvalonBay Communities, Inc.	1,105	212,160
	Boston Properties, Inc.	1,585	173,320
	Digital Realty Trust, Inc.	1,330	205,232
	Duke Realty Corp.	6,000	279,120
	EastGroup Properties, Inc.	675	107,095
	Medical Properties Trust Inc.	10,500	231,525
	SBA Communications Corp.	525	157,353

			1,365,805

Total REITs		(Cost $1,253,256)	1,365,805

Total Investments	99.0%	(Cost $13,500,097)	$22,549,624
Other Assets, Less Liabilities	1.0%		232,274
Total Net Assets:	100.0%		$22,781,898

The accompanying notes are an integral part of these financial statements.

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Investment Portfolio (Unaudited)	April 30, 2021

PLC	Public Limited Company

*	Non-Income Producing Securities

^	Foreign Issued Securities

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

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Thomas White American Opportunities Fund

The following table summarizes the inputs used, as of April 30, 2021, in valuing the American Opportunities Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks

Automobiles & Components	$181,178	$-------	$-------	$181,178

Banks	883,358	-------	-------	883,358

Capital Goods	2,531,071	-------	-------	2,531,071

Commercial & Professional Services	855,498	-------	-------	855,498

Consumer Durables & Apparel	646,123	-------	-------	646,123

Consumer Services	972,416	-------	-------	972,416

Diversified Financials	832,615	-------	-------	832,615

Energy	606,029	-------	-------	606,029

Food, Beverage & Tobacco	312,170	-------	-------	312,170

Health Care Equipment & Services	2,036,375	-------	-------	2,036,375

Household & Personal Products	274,368	-------	-------	274,368

Insurance	884,925	-------	-------	884,925

Materials	1,604,948	-------	-------	1,604,948

Media & Entertainment	633,385	-------	-------	633,385

Pharmaceuticals, Biotechnology & Life Sciences	861,103	-------	-------	861,103

Retailing	835,414	-------	-------	835,414

Semiconductors & Semiconductor Equipment	1,294,015	-------	-------	1,294,015

Software & Services	2,228,597	-------	-------	2,228,597

Technology Hardware & Equipment	697,823	-------	-------	697,823

Transportation	919,437	-------	-------	919,437

Utilities	1,092,971	-------	-------	1,092,971
Total Common Stocks	21,183,819	-------	-------	21,183,819
REITs

Real Estate	1,365,805	-------	-------	1,365,805
Total REITs	1,365,805	-------	-------	1,365,805
Total Investments	$22,549,624	$-------	$-------	$22,549,624

For more information on valuation inputs, please refer to Note 1(A) of the accompanying Notes to Financial Statements.

There were no transfers into or out of Level 3 during the reporting period, as compared to their classification from the prior annual report.

The accompanying notes are an integral part of these financial statements.

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THOMAS WHITE FUNDS

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

	International Fund		American Opportunities Fund

ASSETS:

Investments in securities at market value[1,2]	$	88,961,954	$	22,549,624

Cash		848,061		228,462

Receivables:

Securities lending		10		-------

Dividends		228,539		7,533

Reclaims		1,097,361		2,928

Return of capital		16,744		-------

Fund shares sold		11,590		68

Prepaid expenses and other assets		69,679		31,344

Total assets		91,233,938		22,819,959

LIABILITIES:

Management and administrative fees payable (Note 4)		35,811		10,928

Business management fees payable (Note 4)		2,642		644

Trustee fees payable		9,710		2,212

Foreign currency due to custodian, at value[3]		118		-------

Payable for Fund shares redeemed		39,872		4,870

Accrued fund accounting and fund administration fees		15,414		4,773

Accrued custody fees		15,508		2,205

Accrued professional fees		8,494		8,108

Accrued shareholder servicing fees		10,369		2,904

Accrued expenses and other liabilities		2,533		1,417

Total liabilities		140,471		38,061

Net Assets	$	91,093,467	$	22,781,898

NET ASSETS

Source of Net Assets:

Net capital paid in on shares of beneficial interest	$	58,255,661	$	12,633,090

Total distributable earnings		32,837,806		10,148,808

Net assets	$	91,093,467	$	22,781,898

The accompanying notes are an integral part of these financial statements.

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THOMAS WHITE FUNDS

Statements of Assets and Liabilities (continued)

April 30, 2021 (Unaudited)

	International Fund		American Opportunities Fund

INVESTOR CLASS SHARES

Net assets	$	20,597,568	$	22,781,898

Shares outstanding[4]		1,137,968		1,306,701

Net asset value and offering price per share	$	18.10	$	17.43

CLASS I SHARES

Net assets	$	70,495,899

Shares outstanding[4]		3,902,265

Net asset value and offering price per share	$	18.07

[1] Cost Basis of Investments: International Fund: $61,938,253 American Opportunities Fund: $13,500,097

[2] Value of securities out on loan at 4/30/2021: International Fund: $1,084,711

[3] Cost Basis of Cash denominated in foreign currencies: International Fund: $(119)

[4] There are an unlimited number of $.01 par value shares of beneficial interest authorized.

The accompanying notes are an integral part of these financial statements.

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THOMAS WHITE FUNDS

Statements of Operations

Six Months Ended April 30, 2021 (Unaudited)

	International Fund		American Opportunities Fund

INVESTMENT INCOME

Income:

Dividends[1]	$	794,710	$	124,134

Securities lending income (Note 1)		775		-------

Total investment income		795,485		124,134

Expenses (Note 1(B)):

Investment management fees (Note 4)		372,357		85,075

Business management fees (Note 4)		15,332		3,503

Fund accounting and fund administration fees		49,953		16,422

Custodian fees		17,488		4,817

Shareholder servicing fees		31,552		9,281

Trustees’ fees and expenses		19,509		4,175

Professional fees		83,573		20,497

Registration fees		18,964		11,647

Printing and mailing expenses		10,822		3,096

Administrative service fee (Note 4)		17,754		2,128

Other expenses		26,253		7,436

Total expenses		663,557		168,077

Reimbursement from Advisor (Note 4)		(202,305)		(33,559)

Net expenses		461,252		134,518

Net investment income (loss)		334,233		(10,384)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments and foreign currency translation		8,170,406		1,100,997

Net change in unrealized appreciation on investments and foreign currency transactions		10,293,275		4,747,783

Net realized and unrealized gain		18,463,681		5,848,780

Net increase in net assets resulting from operations	$	18,797,914	$	5,838,396

[1] Net of issuance fees and/or foreign tax withheld of: International Fund: $115,485

The accompanying notes are an integral part of these financial statements.

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THOMAS WHITE FUNDS

Statements of Changes in Net Assets

	International Fund

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020

Change in net assets from operations:

Net investment income	$	334,233	$	764,746

Net realized gain (loss) on investments and foreign currency translation		8,170,406		(1,468,830)

Net changed in unrealized appreciation (depreciation) on investments and foreign currency translation		10,293,275		(462,365)

Net increase (decrease) in net assets resulting from operations		18,797,914		(1,166,449)

Distributions:

Distributable earnings - Investor Class		-------		(291,968)

Distributable earnings - Class I		-------		(1,135,834)

Total distributions		-------		(1,427,802)

Fund share transactions (Note 3)		(3,236,440)		(40,990,287)

Total increase (decrease) in net assets		15,561,474		(43,584,538)

Net assets:

Beginning of period		75,531,993		119,116,531

End of period	$	91,093,467	$	75,531,993

The accompanying notes are an integral part of these financial statements.

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THOMAS WHITE FUNDS

Statements of Changes in Net Assets

	American Opportunities Fund

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020

Change in net assets from operations:

Net investment income (loss)	$	(10,384)	$	47,057

Net realized gain on investments		1,100,997		8,765,420

Net change in unrealized appreciation (depreciation) on investments		4,747,783		(8,594,140)

Net increase in net assets resulting from operations		5,838,396		218,337

Total distributions from distributable earnings		-------		(4,247,427)

Fund share transactions (Note 3)		90,458		(24,883,766)

Total increase (decrease) in net assets		5,928,854		(28,912,856)

Net assets:

Beginning of period		16,853,044		45,765,900

End of period	$	22,781,898	$	16,853,044

The accompanying notes are an integral part of these financial statements.

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THOMAS WHITE FUNDS

FINANCIAL HIGHLIGHTS

Thomas White International Fund - Investor Class

		Six Months Ended April 30, 2021 (Unaudited)			Year Ended October 31,
					2020		2019		2018		2017		2016

Per share operating performance (For a share outstanding throughout the period)

Net asset value, beginning of period	$	14.47		$	14.80	$	13.86	$	17.88	$	14.97	$	15.77

Income from investment operations:

Net investment income [1]		0.05			0.10		0.32		0.25		0.14		0.17

Net realized and unrealized gains/(losses)		3.58			(0.22)		1.15		(2.44)		3.30		(0.81)

Total from investment operations		3.63			(0.12)		1.47		(2.19)		3.44		(0.64)

Distributions:

From net investment income		-------			(0.21)		(0.23)		(0.29)		(0.28)		(0.16)

From net realized gains		-------			-------		(0.30)		(1.54)		(0.25)		-------

Total Distributions		-------			(0.21)		(0.53)		(1.83)		(0.53)		(0.16)

Change in net asset value for the period		3.63			(0.33)		0.94		(4.02)		2.91		(0.80)

Net asset value, end of period	$	18.10		$	14.47	$	14.80	$	13.86	$	17.88	$	14.97

Total Return		25.09%	[2]		(0.86)%		10.59%		(12.01)%		23.06%		(4.08)%

Ratios/supplemental data

Net assets, end of period ($000)	$	20,598		$	17,983	$	26,331	$	29,473	$	43,811	$	187,408

Ratio to average net assets:

Expenses (net of reimbursement)		1.24%	[3]		1.24%		1.24%		1.24%		1.24%		1.24%

Expenses (prior to reimbursement)		1.64%	[3]		1.63%		1.63%		1.34%		1.36%		1.33%

Net investment income (net of reimbursement)		0.56%	[3]		0.71%		2.17%		1.32%		0.90%		1.16%

Net investment income (prior to reimbursement)		0.16%	[3]		0.32%		1.78%		1.22%		0.78%		1.07%

Portfolio turnover rate [4]		27%	[2]		24%		43%		38%		48%		60%

[1]	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

[2]	Not annualized.

[3]	Annualized.

[4]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

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THOMAS WHITE FUNDS

FINANCIAL HIGHLIGHTS

Thomas White International Fund - Class I

		Six Months Ended April 30, 2021 (Unaudited)			Year Ended October 31,
					2020		2019		2018		2017		2016

Per share operating performance (For a share outstanding throughout the period)

Net asset value, beginning of period	$	14.43		$	14.75	$	13.81	$	17.79	$	14.98	$	15.78

Income from investment operations:

Net investment income [1]		0.07			0.13		0.35		0.27		0.25		0.23

Net realized and unrealized gains/(losses)		3.57			(0.20)		1.16		(2.42)		3.22		(0.83)

Total from investment operations		3.64			(0.07)		1.51		(2.15)		3.47		(0.60)

Distributions:

From net investment income		-------			(0.25)		(0.27)		(0.29)		(0.41)		(0.20)

From net realized gains		-------			-------		(0.30)		(1.54)		(0.25)		-------

Total Distributions		-------			(0.25)		(0.57)		(1.83)		(0.66)		(0.20)

Change in net asset value for the period		3.64			(0.32)		0.94		(3.98)		2.81		(0.80)

Net asset value, end of period	$	18.07		$	14.43	$	14.75	$	13.81	$	17.79	$	14.98

Total Return		25.23%	[2]		(0.54)%		10.90%		(11.80)%		23.23%		(3.81)%

Ratios/supplemental data

Net assets, end of period ($000)	$	70,496		$	57,549	$	92,785	$	181,179	$	277,287	$	384,017

Ratio to average net assets:

Expenses (net of reimbursement)		0.99%	[3]		0.99%		0.99%		0.99%		0.99%		0.99%

Expenses (prior to reimbursement)		1.47%	[3]		1.49%		1.40%		1.18%		1.14%		1.10%

Net investment income (net of reimbursement)		0.83%	[3]		0.88%		2.42%		1.53%		1.53%		1.53%

Net investment income (prior to reimbursement)		0.35%	[3]		0.38%		2.01%		1.34%		1.38%		1.42%

Portfolio turnover rate [4]		27%	[2]		24%		43%		38%		48%		60%

[1]	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

[2]	Not annualized.

[3]	Annualized.

[4]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

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THOMAS WHITE FUNDS

FINANCIAL HIGHLIGHTS

Thomas White American Opportunities Fund - Investor Class

		Six Months Ended April 30, 2021 (Unaudited)			Year Ended October 31,
					2020		2019		2018		2017		2016

Per share operating performance (For a share outstanding throughout the period)

Net asset value, beginning of period	$	12.95		$	17.46	$	15.81	$	16.49	$	14.91	$	15.60

Income from investment operations:

Net investment income (loss)		(0.01	) [1]		0.03 [1]		0.04 [1]		0.06 [1]		0.04 [1]		0.11	[2]

Net realized and unrealized gains/(losses)		4.49			(0.44)		2.08		-------		3.00		(0.44)

Total from investment operations		4.48			(0.41)		2.12		0.06		3.04		(0.33)

Distributions:

From net investment income		-------			(0.03)		(0.03)		(0.05)		(0.14)		(0.00	) [3]

From net realized gains		-------			(4.07)		(0.44)		(0.69)		(1.32)		(0.36)

Total Distributions		-------			(4.10)		(0.47)		(0.74)		(1.46)		(0.36)

Change in net asset value for the period		4.48			(4.51)		1.65		(0.68)		1.58		(0.69)

Net asset value, end of period	$	17.43		$	12.95	$	17.46	$	15.81	$	16.49	$	14.91

Total Return		34.59%	[4]		(2.87)%		13.37%		0.50%		20.45%		(2.12)%

Ratios/supplemental data

Net assets, end of period ($000)	$	22,782		$	16,853	$	45,766	$	40,969	$	41,433	$	36,816

Ratio to average net assets:

Expenses (net of reimbursement/recoupment)		1.34%	[5]		1.34%		1.34%		1.34%		1.19%		1.20%

Expenses (prior to reimbursement/recoupment)		1.68%	[5]		1.71%		1.55%		1.43%		1.19%		1.20%

Net investment income/(loss) (net of reimbursement/recoupment)		(0.10)%	[5]		0.19%		0.23%		0.31%		0.28%		0.78%

Net investment income/(loss) (prior to reimbursement/recoupment)		(0.44)%	[5]		(0.18)%		0.02%		0.22%		0.28%		0.78%

Portfolio turnover rate		12%	[4]		31%		20%		21%		29%		60%

[1]	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

[2]	Per share net investment income was calculated prior to tax adjustments.

[3]	Amount is less than $0.005.

[4]	Not annualized.

[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements Period Ended April 30, 2021 (Unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Lord Asset Management Trust (the “Trust”) was organized as a Delaware business trust on February 9, 1994, as an open-end diversified management investment company. The Trust currently has two series of shares (collectively referred to as the “Funds,” and each a “Fund”) - the Thomas White International Fund (the “International Fund”), which commenced operations with the sale of Investor Class shares on June 28, 1994 and the sale of Class I shares, Class A shares and Class C shares on August 31, 2012; and the Thomas White American Opportunities Fund (the “American Opportunities Fund”), which commenced operations with the sale of Investor Class shares on March 4, 1999. Class A and Class C shares of the International Fund closed on February 28, 2017 and, effective at the close of business on that date, the outstanding Class A and Class C shares of those Funds were converted to Class I shares, as applicable. The investment objective of each Fund is to seek long-term capital growth. The International Fund primarily invests in equity securities of companies located in the world’s developed countries outside of the U.S. The American Opportunities Fund primarily invests in U.S. equity securities, with a focus on mid-size and small companies.

The following is a summary of significant accounting policies followed in the preparation of the Trust’s financial statements.

(A) VALUATION OF SECURITIES

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales prices on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value under the Trust’s Valuation Procedures as determined by management and approved in good faith by the Board of Trustees. As of April 30, 2021, all securities within each Fund’s portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and, for the International Fund, adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market

www.thomaswhitefunds.com	27

Notes to Financial Statements Period Ended April 30, 2021 (Unaudited)

participants would use in pricing the asset or liability based on market data obtained from sources independent of a Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

(B) MULTI-CLASS OPERATIONS AND ALLOCATIONS

Expenses of the International Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently include administration fees, administrative services fees, printing expenses, registration fees and transfer agent fees, are recorded to the specific class.

For the six months ended April 30, 2021, the multi-class fund expenses per class are as follows:

International Fund	Investor Class	Class I	Total

Expenses:

Investment management fees	$87,731	$284,626	$372,357

Business management fees	3,612	11,720	15,332

Fund accounting and fund administration fees	11,782	38,171	49,953

Custodian fees	4,226	13,262	17,488

Shareholder servicing fees	7,508	24,044	31,552

Trustees’ fees and expenses	4,599	14,910	19,509

Professional fees	19,498	64,075	83,573

Registration fees	4,469	14,495	18,964

Printing and mailing expenses	2,603	8,219	10,822

Administrative service fee	17,754	-------	17,754

Other expenses	6,189	20,064	26,253

Total expenses	169,971	493,586	663,557

Reimbursement of management fees	(41,522)	(134,639)	(176,161)

Reimbursement of class specific expenses	-------	(26,144)	(26,144)

Reimbursement from Advisor	(41,522)	(160,783)	(202,305)

Net expenses	$128,449	$332,803	$461,252

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Notes to Financial Statements Period Ended April 30, 2021 (Unaudited)

Income, realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class within the Fund.

(C) MARKET RISK

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than securities of comparable U.S. companies and securities of the U.S. Government.

(D) FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When a Fund purchases or sells a foreign security, it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transaction.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gain (loss) on investments and foreign currency translation include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments and foreign currency translation includes changes in the value of assets and liabilities resulting from exchange rates.

(E) INCOME TAXES

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to its shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

All open tax years and major jurisdictions have been reviewed for the Funds and, based on this review, there are no significant uncertain tax positions that would require recognition in the

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Notes to Financial Statements Period Ended April 30, 2021 (Unaudited)

financial statements. Open tax years are those that are open for exam by taxing authorities and, as of April 30, 2021, open Federal tax years include the tax years ended October 31, 2017 through 2020. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds accrue for such material foreign taxes on net realized and unrealized gains at the appropriate rate for each country. Based on rates ranging from approximately 10% to 15%, there were no material accruals at period end.

The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on the redemption of shares, as part of the dividends paid deduction for income tax purposes.

(F) USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from these estimates.

The Funds are investment companies and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(G) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on a trade date basis. Interest is accrued on a daily basis and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded when the information is available to the Fund. Realized gains and losses are determined using specific identification.

(H) DISTRIBUTIONS TO SHAREHOLDERS

The Funds usually declare and pay dividends from net investment income annually but may do so more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

(I) SECURITIES LENDING

The International Fund may lend investment securities to investors who borrow securities in order to complete certain transactions. By lending investment securities, the Fund attempts to increase its net investment income through the receipt of interest earned on loan collateral. Any increase or decline in

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Notes to Financial Statements Period Ended April 30, 2021 (Unaudited)

the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risk may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

When the Fund lends securities it receives cash, cash equivalents, or other securities as collateral. Initial collateral levels shall not be less than 102% of the market value of the borrowed securities (105% if the collateral and the borrowed securities are denominated in different currencies). Marking to market is performed every business day (subject to de minimis rules of change in market value) for the Fund and each borrower is required to deliver additional collateral when necessary so that the total collateral held in the account for all loans of the Fund to the borrower will not be less than 100% of the market value of all the borrowed securities loaned to the borrower by the Fund. Any cash, cash equivalents, or other securities received as collateral is invested by the securities lending agent, Northern Trust, in accordance with pre-established guidelines as set forth in the securities lending agreement. The cash collateral would be invested in the Northern Institutional Liquid Asset Portfolio (an open-end regulated investment company) and would be shown on the investment portfolio for the International Fund. The cash collateral, if any, is reflected in the Fund’s Statement of Assets and Liabilities in the line item labeled “Investments in securities at market value”. Non-cash collateral is not shown in the Fund’s investment portfolio nor disclosed in the Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. A portion of the interest received on the loan collateral is retained by the Fund and the remainder is rebated to the borrower of the securities. From the interest retained by the Fund, 50% is paid to the securities lending agent for the International Fund for its services. The net amount of interest earned, after the interest rebate and the allocation to the securities lending agent, is included in the statement of operations as securities lending income. The value of loaned securities and related collateral outstanding at April 30, 2021 are as follows:

Fund	Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral
International Fund	$1,084,711	$0	$1,152,783	$1,152,783

*	The Fund cannot repledge or dispose of this collateral, nor does the Fund earn any income or receive dividends with respect to this collateral.

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Notes to Financial Statements Period Ended April 30, 2021 (Unaudited)

The International Fund has earned income on securities lending (after rebates to borrowers and allocation to the securities lending agent) as follows:

Fund	Net Income Earned
International Fund	$775

The Fund adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity. There were no such obligations at April 30, 2021.

(J) REDEMPTION FEE

The Funds assess a 2% fee on redemptions (including exchanges) of Fund shares held for less than sixty days. Redemption fees are paid to each Fund to help offset transaction costs and to protect the Fund’s long-term shareholders. Each Fund will use the “first-in, first-out” (FIFO) method to determine the sixty-day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than sixty days, the fee will be charged. The redemption fees were included in net capital paid (Note 3).

(K) REAL ESTATE INVESTMENT TRUSTS

The Funds have made certain investments in real estate investment trusts (“REITs”), which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the distributions received by the shareholders of the Funds may also be designated as a return of capital.

NOTE 2. SIGNIFICANT SHAREHOLDERS

The following table indicates the number of shareholders who held a significant portion (greater than 5%) of the shares of each Class’s outstanding shares as of April 30, 2021. Investment activities of these shareholders could have a material effect on each Fund.

Fund	Share Class	Number of Shareholders	Aggregate % Held of Class
International Fund	Investor Class	2	15.9%

International Fund	Class I	1	22.9%

American Opportunities Fund	Investor Class	4	87.3%

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Notes to Financial Statements Period Ended April 30, 2021 (Unaudited)

NOTE 3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

As of April 30, 2021, there were an unlimited number of $0.01 par value shares of beneficial interest authorized. Transactions are summarized as follows:

International Fund

	Six Months Ended April 30, 2021			Year Ended October 31, 2020

	Investor Class			Investor Class

	Shares		Amount	Shares		Amount

Shares sold	22,835	$	399,605	42,668	$	604,815

Shares issued on reinvestment of dividends & distributions	-------		-------	16,963		256,494

Other transactions	-------		-------	-------		28	^^

Shares redeemed	(127,514)		(2,239,879)^	(596,415)		(8,654,840	)^^^

Net decrease	(104,679)	$	(1,840,274)	(536,784)	$	(7,793,503)

Shares outstanding:

Beginning of period	1,242,647			1,779,431

End of period	1,137,968			1,242,647

^ Net redemption fees of $1.

^^ Reimbursement from U.S. Bancorp Fund Services, LLC due to NAV error.

^^^ Net redemption fees of $407.

	Six Months Ended April 30, 2021			Year Ended October 31, 2020

	Class I			Class I

	Shares		Amount	Shares		Amount

Shares sold	226,083	$	3,942,623	799,606	$	10,421,339

Shares issued on reinvestment of dividends & distributions	-------		-------	42,283		637,238

Other transactions	-------		-------	-------		1,042	^^

Shares redeemed	(313,203)		(5,338,789)^	(3,142,595)		(44,256,403	)^^^

Net decrease	(87,120)	$	(1,396,166)	(2,300,706)	$	(33,196,784)

Shares outstanding:

Beginning of period	3,989,385			6,290,091

End of period	3,902,265			3,989,385

Total net decrease		$	(3,236,440)		$	(40,990,287)

^ Net redemption fees of $3.

^^ Reimbursement from U.S. Bancorp Fund Services, LLC due to NAV error.

^^^ Net redemption fees of $16.

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Notes to Financial Statements Period Ended April 30, 2021 (Unaudited)

American Opportunities Fund

	Six Months Ended April 30, 2021			Year Ended October 31, 2020

	Investor Class			Investor Class

	Shares		Amount	Shares		Amount

Shares sold	13,992	$	218,874	93,260	$	1,359,812

Shares issued on reinvestment of dividends & distributions	-------		-------	267,442		3,548,952

Shares redeemed	(8,607)		(128,416)	(1,680,301)		(29,792,530)

Total net increase (decrease)	5,385	$	90,458	(1,319,599)	$	(24,883,766)

Shares outstanding:

Beginning of period	1,301,316			2,620,915

End of period	1,306,701			1,301,316

NOTE 4. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund pays a monthly investment management fee to Thomas White International, Ltd. (the “Advisor”) at the rate of 0.85% of the Fund’s average daily net assets annually. For the six months ended April 30, 2021, the International Fund and American Opportunities Fund paid the Advisor $372,357 and $85,075, respectively, in investment management fees.

During the six months ended April 30, 2021, the Advisor has contractually agreed to reimburse its management fee and/or reimburse the Funds’ operating expenses to the extent necessary to ensure that each Fund’s annual operating expenses do not exceed the following percentages of average daily net assets:

	Investor Class	Class I
International Fund	1.24%	0.99%

American Opportunities Fund	1.34%	n/a

These agreements to reimburse fees renew automatically unless the Advisor gives written notice to end them.

The Advisor may recoup any previously waived amount from a Fund pursuant to the expense limitation agreements if such reimbursement does not cause the Fund to exceed either (i) the current expense limitation or (ii) the expense limitation in effect at the time the expense is waived, provided the reimbursement is made within three years after the year in which the Advisor incurred the expense. For the six months ended April 30, 2021, the Advisor did not recoup any previously waived expenses.

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Notes to Financial Statements Period Ended April 30, 2021 (Unaudited)

As of April 30, 2021, the Funds had the following amounts (and year of expiration) subject to repayment to the Advisor:

Year Incurred Expiration	10/31/2018 10/31/2021	10/31/2019 10/31/2022	10/31/2020 10/31/2023	10/31/2021 10/31/2024	Remaining Recoverable Amount
International Fund - Investor Class	$13,505	$107,470	$89,672	$41,522	$252,169

International Fund - Class I	188,163	390,838	339,928	160,783	1,079,712

Total Fund	$201,668	$498,308	$429,600	$202,305	$1,331,881

American Opportunities Fund - Investor Class	$ 37,957	$ 88,392	$ 90,817	$ 33,559	$ 250,725

Total Fund	$ 37,957	$ 88,392	$ 90,817	$ 33,559	$ 250,725

The Funds and U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), are parties to a Fund Administration Servicing Agreement. Fund Services provides administrative and fund accounting services pursuant to this agreement.

The Advisor and the Funds have adopted a Business Management Agreement under which the Advisor provides certain business management services to the Funds, including, without limitation, monitoring of the Funds’ relationships with third-party service providers and assisting with necessary and appropriate services to the Board of Trustees of the Trust, as well as either providing the Trust with or procuring for the Trust the services of a Chief Compliance Officer in accordance with Rule 38a-1 of the 1940 Act. For these services, the Advisor is entitled to receive a fee from each Fund at a rate of 0.035% of the Fund’s average daily net assets, accrued on a daily basis and paid to the Advisor on a monthly basis. For the six months ended April 30, 2021, for the services provided under the Business Management Agreement, the International Fund and American Opportunities Fund paid the Advisor $15,332 and $3,503, respectively.

The Funds have adopted an Administrative Services Plan (the “Plan”) pursuant to which the Investor Class shares are authorized to make payments to certain entities, which may include banks, broker-dealers and other types of service providers, for providing administrative services with respect to shares of the Funds attributable to or held in the name of the service provider for its clients or customers with whom they have a servicing relationship. Under the terms of the Plan, Investor Class shares are authorized to make payments up to a maximum rate of 0.25% of the average daily net assets of the shares attributable to or held in the name of the service provider for providing the types of applicable administrative services covered under the terms of the Plan. For the six months ended April 30, 2021, fees incurred by the International Fund, and American Opportunities Fund pursuant to the Administrative Services Plan were $17,754 and $2,128, respectively, for the Investor Class.

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Notes to Financial Statements Period Ended April 30, 2021 (Unaudited)

NOTE 5. CUSTODIAN AND TRANSFER AGENT FEES

Custodian Fees - Northern Trust is the custodian for the International Fund. U.S. Bank, N.A. (“U.S. Bank”) is the custodian for the American Opportunities Fund. Northern Trust bills the International Fund quarterly based on the value of their holdings as of the previous quarter end plus transaction fees. U.S. Bank bills the American Opportunities Fund monthly based on the ending value of its holdings plus transaction fees.

Transfer Agent - Fund Services serves as the Funds’ transfer agent. Under the terms of the transfer agent agreement, Fund Services is entitled to account-based fees along with reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

NOTE 6. INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the six months ended April 30, 2021, the cost of purchases and the proceeds from sales of investment securities, other than short-term investments, were as follows:

Fund	Purchases	Sales
International Fund	$22,509,373	$25,581,884

American Opportunities Fund	$2,468,745	$2,333,305

The American Opportunities Fund did not purchase or sell long-term U.S. Government securities during the six months ended April 30, 2021. The International Fund did not directly purchase or sell long term U.S. Government securities, except for purposes of securities lending during the six months ended April 30, 2021.

At October 31, 2020, the aggregate gross unrealized appreciation and depreciation of portfolio securities, based upon cost for federal income tax purposes, were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
International Fund	$57,568,480	$19,909,146	$(3,854,538)	$16,054,608

American Opportunities Fund	$12,252,894	$4,815,251	$(504,839)	$4,310,412

Distributions to Shareholders

The Funds will distribute net investment income and net realized gains, if any, at least once a year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book/tax” differences are either temporary or permanent in nature and are primarily due to differing treatments for passive foreign investment companies

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Notes to Financial Statements Period Ended April 30, 2021 (Unaudited)

and losses deferred due to wash sales. Permanent differences, primarily due to reclassification of REIT income, resulted in reclassifications among the Funds’ components of net assets at October 31, 2020, the Funds’ tax year-end.

As of October 31, 2020, the following table shows the reclassifications made:

Fund	Distributable Earnings	Paid-In Capital
International Fund	$2,471	$(2,471)

American Opportunities Fund	$(4,583,966)	$4,583,966

At October 31, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gains	Net Unrealized Appreciation	Other Accumulated Losses	Total Distributable Earnings
International Fund	$-------	$-------	$16,054,608	$(2,014,716)	$14,039,892

American Opportunities Fund	$-------	$-------	$4,310,412	$-------	$4,310,412

As of October 31, 2020, the International Fund had $2,074,970 in short-term capital loss carry forwards with no expiration.

During the six months ended April 30, 2021, the Funds did not pay any dividends.

The tax character of distributions paid during the period shown below were as follows:

Year Ended October 31, 2020

	Ordinary Income	Return of Capital	Long-Term Capital Gains	Total Distributions
International Fund	$1,425,332	$2,470	$-------	$1,427,802

American Opportunities Fund	$35,071	$-------	$4,212,356	$4,247,427

NOTE 7. COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

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Notes to Financial Statements Period Ended April 30, 2021 (Unaudited)

NOTE 8. SUBSEQUENT EVENTS

In preparing these financial statements, the Trust has evaluated events after April 30, 2021 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

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THOMAS WHITE FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Funds, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any, or redemption fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2020 through April 30, 2021 for the Funds’ Investor Class and Class I, as applicable.

ACTUAL EXPENSES

The third and fourth columns of the table below provide information about actual account values and actual expenses. You may use the information in this line together with the amount you invested to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the fourth column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your own account during this period. IRA accounts are charged a $15.00 fee annually in September that is not reflected in the actual expense example. If you hold your Fund shares through an IRA account, you should add this cost to the expenses paid shown below.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth and sixth columns of the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. IRA accounts are charged a $15.00 fee annually in September that is not reflected in the hypothetical expense example. If you hold your Fund shares through an IRA account, you should separately compare the Funds’ IRA fees to the IRA fees of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or purchase payments or contingent deferred sales charges on redemptions, if any, or redemption fees. Therefore, the sixth column of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

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THOMAS WHITE FUNDS

			Actual		Hypothetical (5% return before expenses)

	Fund’s Annualized Expense Ratio*	Beginning Account Value November 01, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period	Ending Account Value April 30, 2021	Expenses Paid During Period

International Fund
Investor Class Shares	1.24%	$1,000.00	$1,250.90	$6.92	$1,018.65	$6.21

Class I Shares	0.99%	$1,000.00	$1,252.30	$5.53	$1,019.89	$4.96

American Opportunities Fund
Investor Class	1.34%	$1,000.00	$1,345.90	$7.79	$1,018.15	$6.71

*

Expenses for the International and American Opportunities Funds’ annualized expense ratio (after waiver and reimbursement), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Funds file their complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. Additionally, you may obtain copies of Forms from the Funds upon request by calling 1-800-811-0535 or by visiting the Funds’ website at www.thomaswhitefunds.com/fund-reports-and-literature.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

You may obtain a description of the Funds’ (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent 12 month period ended June 30 for which an SEC filing has been made, without charge, upon request by calling the Funds at 1-800-811-0535 or on the EDGAR database on the SEC’s website (http://www.sec.gov).

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Approval of Investment Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of Lord Asset Management Trust (the “Trust”) held on February 19, 2021, the Board considered and reviewed the Investment Advisory Agreements (the “Agreements”) between the Trust, on behalf of the Thomas White American Opportunities Fund (the “American Opportunities Fund”) and the Thomas White International Fund (the “International Fund”) (together the “Funds,” and each a “Fund”), and Thomas White International, Ltd. (“TWI” or the “Advisor”), to consider continuation of the Agreements for an additional one-year period.

In accordance with the Investment Company Act of 1940, as amended (the “1940 Act”), the Board is required, on an annual basis, to consider the continuation of each of the Agreements with the Advisor. Accordingly, the Board members who are not “interested persons” of the Trust as defined by the 1940 Act (the “Independent Trustees”) requested and evaluated such information as the Independent Trustees determined was necessary to allow them to consider the continuation of the Agreements, and had reviewed a memorandum from legal counsel that advised them of their fiduciary duties pertaining to renewal of investment advisory agreements and the factors they should consider in evaluating continuation. Among the information considered were materials prepared by the Advisor to assist the Board in assessing the nature, extent and quality of services provided, information comparing the investment performance, management fees and operating expense ratio of each Fund to other funds, information about estimated profitability and/or financial condition of the Advisor, and compliance and regulatory matters. The Board also considered the information that they had received throughout the year from the Advisor as part of their quarterly meetings.

The Independent Trustees and legal counsel met separately from the “interested” trustee, Trust officers and TWI employees to consider the renewal of the Agreements. Following their consideration and review of the Agreements, the Board determined that given the totality of the information provided with respect to each Agreement, the Board had received sufficient information to approve continuation of the Agreement with respect to each Fund. Accordingly, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreements. In considering the continuation of the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

•

The nature, extent and quality of the advisory services to be provided. The Board concluded that TWI is capable of providing high quality services for each Fund, as indicated by the nature and quality of services provided in the past, TWI’s management capabilities demonstrated with respect to the Funds, the professional qualifications and experience of the Funds’ portfolio managers, TWI’s investment and management oversight processes, and the overall long-term investment performance of the Funds.

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Approval of Investment Advisory Agreements

•

The investment performance of the Funds. The Board noted that it reviews information on the short-term and longer-term total return of the Funds in connection with each quarterly Board meeting. The Board also took into consideration the fact that TWI focuses on long-term performance results in managing the Funds and the Funds may have periods of underperformance.

The American Opportunities Fund. With respect to the American Opportunities Fund, the Board reviewed performance information provided by the Advisor comparing the performance of the Fund to a peer group of funds included in the Morningstar Mid-Cap Blend category, the Fund’s primary benchmark index (Russell Midcap® Index) and the Fund’s secondary benchmark index (Russell Midcap® Value Index) for various periods ended January 31, 2021. The Board considered the Fund’s performance relative to the benchmark indices, and noted that the Fund underperformed relative to the Russell Midcap Index for the periods reviewed, that the Fund outperformed the Russell Midcap Value Index for the one- and three-year periods and underperformed for the five- and ten-year periods. The Board considered the factors that contributed to performance and they took into consideration the Advisor’s management approach that it employs with respect to the Fund.

The International Fund. With respect to the International Fund, the Board reviewed performance information provided by the Advisor comparing the performance of each class of the Fund to a peer group of funds included in the Morningstar Foreign Large Blend category and the Fund’s benchmark index (MSCI AC World ex US Index) for various periods ended January 31, 2021. The Board considered that the Fund outperformed the benchmark index for the one-year period and underperformed for the three, five and ten-year periods reviewed. The Board reviewed with the representatives of the Advisor the factors that have contributed to performance and they took into consideration the Advisor’s management approach that it employs with respect to the Fund.

On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided by TWI, the Board concluded that the services provided by TWI were satisfactory.

•

The cost of advisory services provided and the level of profitability. The Board reviewed expense data using information from Morningstar, Inc., including information regarding operating expense limits for the Funds, and concluded that the advisory fees were fair and reasonable for each Fund. The Board noted TWI’s contractual commitment for the benefit of Fund shareholders to waive fees and/or reimburse certain Fund expenses to limit the operating expenses of each of the classes of shares of the Fund, subject to applicable recoupment provisions (“Expense Limitation Agreements”). The Board noted the Advisor’s statement for each Fund that it does not currently advise

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Approval of Investment Advisory Agreements

another account that is comparable to the Fund. The Board also considered TWI’s current level of profitability with respect to the Funds and that TWI is committed to using its own resources to help grow the Funds. The Board also took into consideration the nature and extent of other expenses that are borne directly by TWI from its own financial resources in order to help to market and promote the Funds. The Board considered the profitability of TWI both before and after the impact of the marketing related expenses that TWI incurs out of its own resources in connection with its management of the Funds.

•

The extent to which economies of scale will be realized as the Funds grow and whether the advisory fees reflect economies of scale. The Board considered the current assets in the Funds and TWI’s Expense Limitation Agreements to limit the Funds’ total annual operating expenses by waiving fees and/or reimbursing certain Fund expenses. The Board noted that it has the opportunity to periodically re-examine whether a Fund has achieved economies of scale, and the appropriateness of investment advisory fees payable to TWI, in the future.

•

Benefits to TWI from its relationship with the Funds (and any corresponding benefits to the Funds). The Board considered other benefits derived by TWI from its relationship with the Funds, including “soft dollar” benefits in connection with Fund brokerage transactions and use of the Funds’ performance track records in advertising materials. In addition, the Board considered TWI’s provision of business management services, in addition to investment advisory services, at a cost to the Funds that is generally comparable to the cost of an outside service provider, which the Board determined to be reasonable, fair and in the best interests of Fund shareholders in light of the nature and quality of the services provided and the necessity of the services for the Funds’ operations. In considering information regarding the business management fees payable by the Funds to TWI under the terms of the Business Management Agreement, the Board considered various factors, including the amount of the fees and the services provided by the Advisor in connection with the Business Management Agreement and also considered the Expense Limitation Agreements pursuant to which the Advisor waives fee and/or reimburses certain Fund expenses. In considering the nature and extent of these non-advisory business management services that are provided to the Funds by the Advisor, the Board considered information provided by the Advisor as to: (i) whether the Business Management Agreement is in the best interest of the Funds and their shareholders; (ii) whether the services to be performed under the Business Management Agreement are required for the operation of the Funds; (iii) whether the services provided are of a nature and quality at least equal to the same or similar services provided by independent third parties; and (iv) whether the fees for the services are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

www.thomaswhitefunds.com	43

Approval of Investment Advisory Agreements

•

Other Considerations. In approving the Agreements, the Board determined that TWI has made a substantial commitment to the recruitment and retention of high-quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. The Board also considered that TWI has made a significant entrepreneurial commitment to the management and success of the Funds, which entails a substantial professional and financial commitment, including the Expense Limitation Agreements. In addition, the Board took into consideration their discussions with management of the Advisor regarding the Advisor’s ongoing plans to address Fund performance challenges.

Based upon its consideration and review of these factors and other matters deemed relevant by the Board, the Board, including a majority of the Independent Trustees, concluded that the terms of the Agreements are fair and reasonable in light of the services provided and the Board therefore voted to renew the Agreements for an additional one-year period.

44	www.thomaswhitefunds.com

Privacy Policy

LORD ASSET MANAGEMENT TRUST

THOMAS WHITE INTERNATIONAL, LTD.

I. Commitment to Consumer* Privacy

The Thomas White Funds Family and Thomas White International, Ltd. (collectively, “we” or “us”) are committed to handling consumer information responsibly. We recognize and respect the privacy expectations of our consumers, and we believe that the confidentiality and security of consumers’ personal financial information is one of our fundamental responsibilities.

II. Collection of Consumer Information

We collect, retain and use consumer information only where we reasonably believe it would be useful to the consumer and allowed by law. Consumer information collected by us generally comes from the following sources:

•	Information we receive on applications or other forms;

•	Information about consumers’ transactions with us, our affiliates, or others.

III. Disclosure of Consumer Information

We may disclose all of the consumer information we collect to affiliated financial institutions and to third parties who are not our affiliates:

•	to perform marketing services on our behalf or pursuant to a joint marketing agreement between us and another party; and

•	as otherwise permitted by law.

We do not disclose any consumer information about our former customers* to anyone except as permitted by law.

IV. Security of Customer Information

We are committed to, and also require our service providers to:

•	Maintain policies and procedures designed to assure only appropriate access to, and use of information about our customers; and

•	Maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal information of our customers.

V. Limiting the Information We Can Share

Please call us at (312) 663-8300 or email us at info@thomaswhite.com if you would like us to limit:

•	The sharing of information about your creditworthiness to our affiliates for their everyday business purposes;

•	Our affiliates using your information to market to you; or

•	The sharing of your information to non-affiliates to market to you.

* As defined in Regulation S-P

www.thomaswhitefunds.com	45

OFFICERS AND TRUSTEES

William H. Woolverton

Chairman of the Board

Arthur J. Fiocco, Jr.

Trustee

Geri Sands Hansen

Trustee

Elizabeth G. Montgomery

Trustee

Robert W. Thomas

Trustee

John N. Venson, D.P.M.

Trustee

Douglas M. Jackman

President and Trustee

David M. Sullivan II

Vice President, Treasurer and

Assistant Secretary

J. Ryan Conner

Secretary and Chief Compliance Officer

INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS

INVESTMENT ADVISOR

Thomas White International, Ltd.

425 S Financial Place, Suite 3900

Chicago, Illinois 60605-1028

CUSTODIANS

The Northern Trust Company

Chicago, Illinois

U.S. Bank, N.A.

Milwaukee, Wisconsin

LEGAL COUNSEL

Vedder Price P.C.

Chicago, Illinois

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP

Philadelphia, Pennsylvania

ADMINISTRATOR and TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

Milwaukee, Wisconsin

DISTRIBUTOR

Quasar Distributors, LLC

Milwaukee, Wisconsin

FOR CURRENT PERFORMANCE, NET ASSET VALUE OR FOR ASSISTANCE WITH YOUR ACCOUNT, PLEASE CONTACT THE THOMAS WHITE FUNDS AT 800-811-0535 OR VISIT OUR WEB SITE AT WWW.THOMASWHITEFUNDS.COM

www.thomaswhitefunds.com

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)   (1) Code of ethics. Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

OR

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) LORD ASSET MANAGEMENT TRUST

By (Signature and Title)*	/s/ Douglas M. Jackman
Douglas M. Jackman
President (Principal Executive Officer)

Date 07/08/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Douglas M. Jackman
Douglas M. Jackman
President (Principal Executive Officer)

Date 07/08/2021

By (Signature and Title)*	/s/ David M. Sullivan II
David M. Sullivan II
Treasurer (Principal Financial Officer)

Date 07/08/2021